Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.42%
California: 0.42%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 shares) 0.69% 144Aø	$ 5,000,000	$ 5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 97.37%
California: 95.33%
Airport revenue: 6.55%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	5,730,000	6,239,992
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,608,946
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2049	17,045,000	17,670,402
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,458,300
Los Angeles CA Department of Airports AMT Subordinated Bond Series D	5.00	5-15-2048	2,520,000	2,787,147
Ontario CA International Airport Authority Revenue Series A (AGM Insured)	4.00	5-15-2051	2,500,000	2,598,813
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,084,934
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,318,635
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,426,226
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	4.00	5-1-2052	1,500,000	1,543,893
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	8,341,829
San Francisco CA City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	8,040,000	8,825,502
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,315,122
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,924,364
				78,144,105
Education revenue: 7.90%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,251,326
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,120,431
California Educational Facilities Authority Art Center College Design Series A	4.00	12-1-2050	2,735,000	2,818,419
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,908,890
California Educational Facilities Authority Stanford University Series V-2	5.00	4-1-2051	4,000,000	5,281,197
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,764,486
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority California Baptist University Series A 144A	5.00%	11-1-2025	$ 850,000	$ 900,497
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,623,627
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,069,150
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,327,301
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	1,265,000	1,266,593
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,540,228
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2041	925,000	938,603
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	662,274
California Municipal Finance Authority Revenue	4.00	10-1-2046	1,930,000	1,989,953
California Municipal Finance Authority Revenue	4.00	10-1-2051	1,150,000	1,181,540
California Municipal Finance Authority Revenue Refunding Bond University Pacific Series A	4.00	11-1-2042	1,600,000	1,708,635
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,071,650
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,067,753
California School Finance Authority Charter School Revenue Aspire Public Schools Series 2021A 144A	4.00	8-1-2051	775,000	792,825
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	3,863,442
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	768,058
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	837,453
California School Finance Authority Classical Academies Vista Project 144A	4.00	10-1-2046	1,250,000	1,281,531
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	492,515
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,680,495
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,070,685
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	986,705
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,174,230
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	478,579
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	597,171
California School Finance Authority School Facilities Revenue Granada Hills Charter 144A	4.00	7-1-2048	680,000	696,799
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,453,562
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,053,530
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,657,051
University of California Series AI	5.00	5-15-2038	2,000,000	2,070,885
University of California Series K	4.00	5-15-2046	5,295,000	5,578,375
See accompanying notes to portfolio of investments

2  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of California Series M	4.00%	5-15-2047	$11,155,000	$ 11,830,741
University of California Series Q	4.00	5-15-2051	6,000,000	6,396,461
				94,253,646
GO revenue: 25.24%
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,695,723
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,145,524
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,291,372
Buena Park CA School District Election of 2014	4.00	8-1-2048	2,750,000	2,957,225
California Various Purposes	4.00	3-1-2050	6,000,000	6,405,356
California Various Purposes	5.00	9-1-2032	5,100,000	5,323,043
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	38,918,663
California Various Purposes	5.00	2-1-2038	5,000,000	5,138,827
California Various Purposes	5.00	10-1-2039	5,000,000	5,497,519
California Various Purposes	5.00	4-1-2042	3,750,000	4,511,119
California Various Purposes	5.00	8-1-2046	10,000,000	11,027,463
California Various Purposes	5.00	4-1-2049	2,500,000	2,851,410
California Various Purposes	5.25	4-1-2035	12,640,000	12,650,838
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,637,249
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,138,661
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,434,144
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,064,120
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	945,937
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,196,155
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,391,313
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,526,627
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,292,313
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,282,291
Eureka CA City Schools Election of 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	3,948,019
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,093,485
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,415,982
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	221,676
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	553,321
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,309,185
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,538,521
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,265,000
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	10,000,000	8,829,456
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Long Beach CA Unified School District Election of 2016 Series B	3.00%	8-1-2041	$ 4,650,000	$ 4,303,647
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,316
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	10,581,867
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,207
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,082,937
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,450,004
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,526,461
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,460,838
Oakland CA Unified School District Alameda (BAM Insured)	4.00	8-1-2046	7,000,000	7,452,458
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	11,275,285
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	485,000	501,040
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	3,942,078
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,858,928
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,773,918
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,785,444
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	9,331,626
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,480,000	1,718,388
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,708,173
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,974,221
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,044,722
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	2,975,551
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,193,426
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,663,495
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,173,924
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,135,285
San Francisco CA Community College District Election of 2020 Series A	4.00	6-15-2045	3,400,000	3,610,686
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,792,259
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,623,461
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,416,510
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,544,830
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,315,234
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,227,104
San Rafael CA City High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,614,955
See accompanying notes to portfolio of investments

4  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60%	8-1-2023	$ 60,000	$ 61,904
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	8,687,639
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	759,521
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	258,237
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,076,574
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,608,907
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,871,836
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,491,673
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	883,822
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,091,237
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,011,575
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,609,251
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,286,359
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,350,388
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,199,050
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,326,270
				301,231,058
Health revenue: 16.95%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Revenue Bond O'Connor Woods Series 2013	5.00	1-1-2043	5,000,000	5,179,063
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Revenue Bond Odd Fellows Home of California Series 2012 A	5.00	4-1-2042	1,100,000	1,137,733
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,738,164
California CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,830,196
California CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,108,321
California CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,213,842
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,520,303
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,578,141
California CDA Revenue Emanate Heath Series A	3.00	4-1-2050	2,000,000	1,712,428
California CDA Revenue Emanate Heath Series A	4.00	4-1-2045	4,000,000	4,277,562
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,663,610
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	777,401
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	554,988
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	498,931
California Health Facilities Financing Kaiser Permanente Subordinated Bond Series A-2	5.00	11-1-2047	3,000,000	3,797,735
California HFFA	4.00	11-15-2048	5,000,000	5,311,073
California HFFA	4.00	11-1-2051	3,000,000	3,129,456
California HFFA	5.00	11-15-2046	2,040,000	2,295,779
California HFFA	5.00	11-15-2046	2,960,000	3,282,715
California HFFA City of Hope	5.00	11-15-2049	8,000,000	8,806,170
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA Commonspirit Health Care Series A	4.00%	4-1-2049	$ 5,500,000	$ 5,596,327
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,351,218
California HFFA Health Kaiser Permanente Series c	5.00	6-1-2041	2,500,000	2,943,954
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	6,817,902
California HFFA Lucile Salter Packard Children's Hospital %%	4.00	5-15-2051	10,000,000	10,565,992
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	1,990,317
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,087,884
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	4,898,433
California HFFA Refunding Bond Cedars-Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,135,727
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	11,180,874
California HFFA Revenue Bond Cedars-Sinai Health System Series 2021A	4.00	8-15-2048	3,000,000	3,191,676
California HFFA Senior Health Services	5.00	8-1-2040	700,000	792,140
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	1,117,234
California HFFA Series A	4.00	11-1-2040	1,375,000	1,492,101
California HFFA Stanford Health Care Series A	4.00	8-15-2050	11,000,000	11,531,813
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,124,463
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,362,302
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,547,695
California Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,360,129
California Municipal Finance Authority Revenue	4.00	9-15-2046	3,300,000	3,538,045
California Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,118,656
California Municipal Finance Authority Revenue	4.00	9-15-2051	3,885,000	4,146,557
California Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,149,945
California Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	2,999,129
California Municipal Finance Authority Revenue Community Health System Series 2021A	4.00	2-1-2051	1,500,000	1,549,277
California Municipal Finance Authority Revenue Humangood California Obligated Group	4.00	10-1-2049	2,250,000	2,357,919
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	553,639
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	5,871,089
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2051	1,255,000	1,302,483
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	1,276,855
Palomar Health Refunding Bond	5.00	11-1-2042	4,000,000	4,470,500
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,098,112
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,349,644
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,264,711
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,293,145
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,293,076
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,108,477
				202,243,051
See accompanying notes to portfolio of investments

6  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 6.44%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25%	11-15-2035	$ 1,500,000	$ 1,582,143
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	2,630,253
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	2,986,387
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	2,888,211
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	622,718
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	12,674,141	13,557,058
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,322,512	8,815,394
California HFA Municipal Certificate of Participation Series 3 Class A	3.25	11-20-2036	4,975,077	4,975,666
California Municipal Finance Authority Mobile Home Park Revenue Caritas Projects Series 2021B	4.00	8-15-2051	870,000	773,559
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	552,366
California Municipal Finance Authority Special Finance Agency Essential Housing Revenue Bond Series 2021A-2 Junior Bonds Latitude33 144A	4.00	12-1-2045	1,500,000	1,251,144
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	1,800,000	1,501,970
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	625,000	704,094
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	630,358
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2034	700,000	734,409
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	732,950
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	627,619
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	732,007
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	782,382
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2040	1,100,000	1,143,722
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2046	3,750,000	3,855,961
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,263,850
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,141,097
California School Finance Authority College Housing Revenue NCCD-Santa Rosa Properties LLC Sonoma County Series 2021A	4.00	11-1-2041	1,730,000	1,697,205
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Altana Glendale Series A-2 144A	4.00	10-1-2056	2,000,000	1,762,118
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2021B 144A	4.00%	5-1-2057	$ 1,500,000	$ 1,184,800
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Towne Glendale Series 2022B 144A	5.00	9-1-2037	1,000,000	1,005,601
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	1,000,000	776,913
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	15,000	15,073
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,210,687
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,066,455
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,695,308
				76,899,478
Miscellaneous revenue: 11.81%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,054,118
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,209,050
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,190,907
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,467,269
California CDA Community Infrastructure Program Series A	4.00	9-2-2041	1,000,000	1,001,061
California CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,446
California Communities Series A	5.00	9-2-2047	1,995,000	2,175,041
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,007,912
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,570,808
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,153,523
California Municipal Finance Authority Refunding Bond Southwestern Law School Series 2021	4.00	11-1-2041	575,000	596,499
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,188,536
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	4,925,000
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	23,495,184
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,104,672
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,749,514
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,294,275
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,503,933
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,817,481
See accompanying notes to portfolio of investments

8  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00%	6-1-2051	$ 750,000	$ 786,966
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	790,287
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	436,004
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,602,668
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,498,541
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,315,573
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,066,638
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,823,301
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,566,550
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	605,449
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2046	1,070,000	1,135,752
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2051	1,745,000	1,843,904
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2045	625,000	670,608
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,067,166
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	8,944,390
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,427,193
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,267,196
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,917,450
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,984
San Mateo Foster City CA PFA Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	3,981,120
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	253,918
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	634,796
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,015,673
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	510,000	512,118
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	623,316
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	3,852,546
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	5,762,901
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,171,726
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,341,505
				140,964,468
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 10.49%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00%	9-1-2043	$ 750,000	$ 815,390
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,192,125
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2043	750,000	815,134
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,120,978
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,800,972
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,531,344
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,516,248
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	1,146,104
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	5,722,446
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,142,877
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,360,448
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,541,793
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	936,460
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,749,002
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	543,594
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,083,750
City of Roseville CA	5.00	9-1-2045	1,280,000	1,407,234
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,069,545
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,624,605
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,608,708
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,638,077
Fairfield CA Community Facilities District Special Tax Bond #2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,283,500
Folsom Ranch Financing Authority California Facilities District #20 Russell Ranch	5.00	9-1-2048	1,650,000	1,788,188
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,863,136
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	564,613
See accompanying notes to portfolio of investments

10  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00%	5-1-2038	$ 305,000	$ 343,393
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,227,336
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,063,999
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,163,757
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,605,068
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,749,562
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,333,952
Los Angeles CA Community Facilities District #11 Ponte Vista Special Tax Series 2021	4.00	9-1-2046	1,250,000	1,259,472
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,776,970
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,362,668
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,083,754
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,005,657
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,744,264
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,284,244
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,734,001
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,247,172
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,181,128
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,299,276
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	1,027,165
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,244,204
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	861,276
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2041	1,000,000	1,010,229
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	1,237,245
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #2 Special Tax Treasure Island Series A 144A	4.00	9-1-2052	1,750,000	1,729,406
San Francisco CA City & County Community Facilities District #2020-1 Mission Rock Facilities and Services Special Tax Series 2021C 144A	4.00	9-1-2051	3,900,000	3,930,487
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00%	8-1-2026	$ 4,000,000	$ 3,282,496
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,673,402
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,702,435
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,818,826
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,376,748
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,414,102
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,465,972
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	371,945
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	435,969
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	273,489
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	272,481
Temescal Valley Water District Improvement Area #2 2021 Special Tax Bonds	4.00	9-1-2051	930,000	939,463
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	2,969,112
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,312,132
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,531,785
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	799,318
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,061,434
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,092,772
				125,165,837
Tobacco revenue: 0.61%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,210,000	1,309,720
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,551,346
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,276,219
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	550,000	553,563
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	3,250,000	550,039
				7,240,887
Transportation revenue: 2.26%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,067,279
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,491,394
See accompanying notes to portfolio of investments

12  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Foothill-Eastern Corridor Transportation Agency Series C	4.00%	1-15-2043	$ 2,045,000	$ 2,124,215
Foothill-Eastern Corridor Transportation Agency Subordinated Bond Series B-3	5.50	1-15-2053	8,000,000	8,094,953
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,000,000	2,077,287
San Francisco CA Municipal Transportation Agency Revenue Bond	5.00	3-1-2039	3,000,000	3,177,399
				27,032,527
Utilities revenue: 4.78%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,397,169
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,050,881
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,153,936
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,754,262
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2038	2,615,000	2,742,079
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2041	2,250,000	2,344,603
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2046	4,395,000	4,529,072
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2051	2,340,000	2,402,811
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	13,257,236
Los Angeles CA Department Water and Power Revenue Various Power System Series A2 (Royal Bank of Canada SPA) ø	0.38	7-1-2051	5,000,000	5,000,000
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,333,666
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	995,000	1,144,971
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	483,864
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,072,465
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,098,575
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,308,209
				57,073,799
Water & sewer revenue: 2.30%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,265,928
Bakersfield CA Wastewater Revenue Refunding Series A	5.00	9-15-2032	1,615,000	1,959,856
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,195,809
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,221
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,127,599
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,127,694
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,255,509
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,038,838
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00%	11-15-2041	$ 1,500,000	$ 1,634,223
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,037,642
				27,421,319
				1,137,670,175
Guam: 0.58%
Tax revenue: 0.08%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	1,000,000	1,009,318
Water & sewer revenue: 0.50%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,562,190
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,264,103
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,120,029
				5,946,322
				6,955,640
Illinois: 0.90%
Miscellaneous revenue: 0.90%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,693,885
New York: 0.46%
Industrial development revenue: 0.46%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,488,562
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	743,711
Texas: 0.04%
Resource recovery revenue: 0.04%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.54	4-1-2040	500,000	500,000
Total Municipal obligations (Cost $1,145,824,362)				1,162,051,973

		Yield	Shares
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	14,866,494	14,873,927
Total Short-term investments (Cost $14,873,603)				14,873,927
Total investments in securities (Cost $1,165,697,965)	99.04%			1,181,925,900
Other assets and liabilities, net	0.96			11,514,414
Total net assets	100.00%			$1,193,440,314

See accompanying notes to portfolio of investments

14  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,813,031	$224,474,012	$(215,415,222)	$1,828	$278	$14,873,927	14,866,494	$4,116
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  15

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	1,162,051,973	0	1,162,051,973
Short-term investments
Investment companies	14,873,927	0	0	14,873,927
Total assets	$14,873,927	$1,167,051,973	$0	$1,181,925,900
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

16  |  Allspring California Tax-Free Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring California Tax-Free Fund  |  17